COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of contractual commitments

Contractual
Commitments
2020	$166,492
2021	8,356
2022	3,271
2023	3,270
2024	1,722
Thereafter	5,339
Total	$188,450